Trade and Other Receivables (Tables)	12 Months Ended
Jun. 30, 2019
Trade and other receivables [abstract]
Schedule of trade and other receivables

	06.30.19	06.30.18
Lease and services receivables	982,844	744,237
Post-dated checks	618,979	766,578
Average of scheduled rent escalation	533,256	468,589
Debtors under legal proceedings	227,320	248,637
Property sales receivables	30,100	31,485
Consumer financing receivables	16,441	25,578
Less: allowance for doubtful accounts	(267,431)	(312,565)
Total trade receivables	2,141,509	1,972,539
Advance payments	422,328	427,328
Prepayments	163,707	224,761
Guarantee deposit	1,284	-
Loans	47,985	69,032
Other tax receivables	122,386	159,840
Expenses to be recovered	13,912	12,451
Others (*)	146,518	151,363
Less: allowance for doubtful accounts	(165)	(258)
Total other receivables	917,955	1,044,517
Related parties (Note 29)	4,242,715	1,223,115
Total current trade and other receivables	7,302,179	4,240,171
Non-current	487,435	1,485,744
Current	6,814,744	2,754,427
Total	7,302,179	4,240,171

(*)	Includes Ps. 128,513 and Ps. 130,591 at June 30, 2019 and 2018, respectively, of agreement for assumption of debt with the State Assets Administration Office, or AABE in Spanish. (See Note 18)

Schedule of allowance for doubtful accounts

	06.30.19	06.30.18
Beginning of the year	312,823	265,357
Additions	112,534	149,777
Unused amounts reversed	(36,481)	(23,138)
Used during the year	(5,743)	(7,043)
Inflation adjustment	(115,537)	(72,130)
End of the year	267,596	312,823

Schedule of an aging analysis of past due unimpaired and impaired receivables

Type of receivable	Up to 3 months	3 to 6 months	Over 6 months	Non past due	Impaired	Total
Shopping mall lease and services receivables	127,361	41,316	39,952	1,857,706	250,990	2,317,325
Office leases and services receivables	1,211	-	1,281	42,582	-	45,074
Consumer financing receivables	-	-	-	-	16,441	16,441
Properties sales receivables	10,034	10,033	10,033	-	-	30,100
Total as of June 30, 2019	138,606	51,349	51,266	1,900,288	267,431	2,408,940
Shopping mall leases and services receivables	232,358	23,876	6,374	1,676,804	286,201	2,225,613
Office leases and services receivables	552	-	1,090	-	786	2,428
Consumer financing receivables	-	-	-	-	25,578	25,578
Property sales receivables	1,980	-	25,940	3,565	-	31,485
Total as of June 30, 2018	234,890	23,876	33,404	1,680,369	312,565	2,285,104